Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)		3 Months Ended		6 Months Ended		12 Months Ended
	May 08, 2019 shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 Security $ / shares shares
ESOP shares earned (in shares)		6,110	6,110	12,221	12,221	24,442	24,442
Restricted stock awards/units (in shares)		13,437	13,436	13,437	13,436	18,709	14,490
Dividends per common share | $ / shares		$ 0.06	$ 0.06	$ 0.12	$ 0.12	$ 0.24	$ 0.24
Dividends per preferred share | $ / shares		0.06	0.06	0.12	0.06	0.18
Dividends per warrant | $ / shares		$ 0.06	$ 0.06	$ 0.12	$ 0.06	$ 0.18
Private Placement [Member] | Securities Purchase Agreement [Member]
Warrant to purchase common stock	125,000
Private Placement [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Sale of stock	1,155,283
Private Placement [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Sale of stock	37,700
Private Placement [Member] | Subscription Agreements [Member] | Common Stock [Member] | Directors and Executive Officers [Member]
Sale of stock	269,277
ASU 2017-12 [Member]
Number of investment securities classified from held-to-maturity to available-for-sale | Security							52